INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 0.0	$ 0.0
Deferred tax liabilities	(198.2)	(159.0)
Net deferred income tax liabilities	(198.2)	(159.0)	$ (145.8)
Deductible temporary differences for which no deferred tax asset is recognised	1,095.3	1,397.1
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	102.9	123.1
Deferred tax liabilities	(301.1)	(282.1)
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.0	109.1	72.6
Deductible temporary differences for which no deferred tax asset is recognised	31.2	163.7
Exploration and evaluation assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.0	109.1
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred tax assets	71.9	0.0	14.1
Deductible temporary differences for which no deferred tax asset is recognised	756.2	981.9
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	71.9	0.0
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2.5	3.7	4.1
Deductible temporary differences for which no deferred tax asset is recognised	157.8	153.4
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2.5	3.7
Other
Deferred tax assets and liabilities [abstract]
Deferred tax assets	28.5	10.3	11.3
Deductible temporary differences for which no deferred tax asset is recognised	41.1	30.7
Other | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	28.5	10.3
Deferred tax liabilities	(4.9)	(29.6)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(253.9)	(213.6)	(161.0)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(253.9)	(213.6)
Royalty interests
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(8.0)	(7.7)	(9.5)
Royalty interests | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(8.0)	(7.7)
Other intangible assets
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(0.2)	(0.5)	(0.7)
Other intangible assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(0.2)	(0.5)
Mining duties | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(26.1)	(19.7)
Marketable securities
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(1.5)	(0.9)	(0.3)
Marketable securities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(1.5)	(0.9)
Inventory and Reserves
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(6.5)	(10.1)	(6.0)
Inventory and Reserves | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(6.5)	(10.1)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	82.9	47.7
Mining duties
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(26.1)	(19.7)	$ (21.0)
Deductible temporary differences for which no deferred tax asset is recognised	$ 26.1	$ 19.7